Anti-dilutive Securities (Detail) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible common stock warrants	99,908,764	94,973,722
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible common stock warrants	90,028,661	87,405,011
Options To Purchase Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible common stock warrants	6,993,784	6,551,183
Convertible Preferred Stock Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible common stock warrants	1,335,834	983,778
Convertible Common Stock Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible common stock warrants	33,750	33,750
Convertible Debt Securities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible common stock warrants	1,496,735